Intangible Assets - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Financing charges related to intangible assets under development	$ 2	$ 2
Amortization expense for intangible assets, 2018	67
Amortization expense for intangible assets, 2019	57
Amortization expense for intangible assets, 2020	40
Amortization expense for intangible assets, 2021	39
Amortization expense for intangible assets, 2022	$ 36